Stockholders’ Equity (Details Narrative) - USD ($)									2 Months Ended	12 Months Ended
	Nov. 17, 2025	Oct. 27, 2025	Jan. 02, 2025	Sep. 18, 2024	Sep. 15, 2024	Jun. 11, 2024	Jan. 02, 2024	Feb. 11, 2022	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Stock issued new, value											$ 1,290,000
Stock retired, value						$ 48,362
Stock Repurchased During Period, Value										$ 494,389
Shares remaining to be repurchased										494,390
Fair value options granted										$ 428,546	417,293
Equity Option [Member]
Class of Stock [Line Items]
Stock compensation expense										41,136	147,975
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value									$ 0	$ 0	$ 0	$ 0
Options granted, per share										$ 34.50	$ 150.00
Equity Option [Member] | Each Board Member [Member]
Class of Stock [Line Items]
Options granted			225				225
Options granted, per share			$ 34.50				$ 150.00
Fair value options granted			$ 6,854				$ 29,595
Exercisable term			10 years				10 years
Equity Option [Member] | All Board Members [Member]
Class of Stock [Line Items]
Stock compensation expense										$ 41,136	$ 147,975
Options granted			1,350				1,125
Fair value options granted							$ 147,975
Employment Agreements [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period										5,770	901
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value										$ 78,716	$ 59,953
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant									568	5,794	568
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value									$ 25,573	$ 82,884	$ 25,573
Stock Issued During Period, Shares, Issued for Services										4,953
Stock Issued During Period, Value, Issued for Services										$ 13,905
Placement Agency Agreement [Member]
Class of Stock [Line Items]
Stock issued new, shares					37,500
Proceeds from issuance of common stock					$ 1,086,000
Private Placement 2024 [Member]
Class of Stock [Line Items]
Stock issued new, shares				43,000
Proceeds from issuance of common stock				$ 1,290,000
Alumni Capital Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued new, shares									10,518
Stock issued new, value									$ 250,000
Wang And Lee [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Stock issued new, shares				20,000
Proceeds from issuance of common stock				$ 600,000
Stock compensation expense											340,000
Eight Employees [Member] | Award Agreement [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period										510
Stock Issued During Period, Shares, Restricted Stock Award, Gross								2,800
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value								$ 2,942,800
Employee Benefits and Share-Based Compensation										$ 357,340	$ 357,340
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount										$ 357,340
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock issued	0
Preferred stock outstanding	0
Series A Preferred Stock [Member] | Series A Preferred Stock Converted Into Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued	82,500
Series A Preferred Stock [Member] | Edward Lee [Member]
Class of Stock [Line Items]
Stock issued new, shares		75,000
Proceeds from issuance of common stock		$ 3,000,000
Series A Preferred Stock [Member] | Edward Lee [Member] | Series A Preferred Stock Converted Into Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued	55,000
Common Stock [Member]
Class of Stock [Line Items]
Stock retired, shares						300
Common Stock [Member] | Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Stock repurchased during period, shares										17,085	24,330
Stock Repurchased During Period, Value										$ 494,389	$ 669,906